Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,844,000
Previously Paid Amount	0.00
Total Fee Amount	254.66
Total Offset Amount	0.00
Net Fee	254.66
Narrative - Max Aggregate Offering Price	$ 1,844,000
Final Prospectus	true